Business and Geographic Segment Information	12 Months Ended
Dec. 31, 2017
Segment Reporting [Abstract]
Business and Geographic Segment Information
Business and Geographic Segment Information

Laureate’s educational services are offered through six operating segments: Brazil, Mexico, Andean, Central America & U.S. Campuses, Rest of World and Online & Partnerships. Laureate determines its operating segments based on information utilized by the chief operating decision maker to allocate resources and assess performance.

As previously disclosed in our Quarterly Report on Form 10-Q for the period ended September 30, 2017, effective August 1, 2017, we changed our operating segments in order to realign our segments according to how our chief operating decision maker allocates resources and assesses performance. The change includes the creation of three operating segments (Brazil, Mexico and Andean & Iberian) from the previous Latin America (LatAm) segment. Our institutions in Spain and Portugal (Iberian) have moved from the Europe, Middle East, Africa and Asia Pacific (EMEAA) segment and combined with our institutions in Chile and Peru to form the Andean & Iberian segment. In addition, our institutions in Central America, which were previously part of the LatAm segment, have combined with our campus-based institutions in the United States, which were previously part of the GPS segment, to form the Central America & U.S. Campuses segment. The Online & Partnerships segment consists of the online institutions that were previously part of the GPS segment. This change has been reflected in the segment information for the year ended December 31, 2017. As required, the segment information presented for comparative purposes for the years ended December 31, 2016 and 2015 has also been revised to reflect this change. We have renamed our Andean & Iberian segment as Andean and our EMEAA segment as Rest of World.

As discussed in Note 3, Discontinued Operations, during the quarter ended September 30, 2018, a number of our subsidiaries met the requirements to be classified as discontinued operations, including the entire Central America & U.S. Campuses segment. As a result, the operations of the Central America & U.S. Campuses segment have been excluded from the segment information for all periods presented. In addition, the portions of the Andean and Rest of World reportable segments that are included in Discontinued Operations have also been excluded from the segment information for all periods presented.

Our campus-based segments generate revenues by providing an education that emphasizes professional-oriented fields of study with undergraduate and graduate degrees in a wide range of disciplines. Our educational offerings are increasingly utilizing online and hybrid (a combination of online and in-classroom) courses and programs to deliver their curriculum. Many of our largest campus-based operations are in developing markets which are experiencing a growing demand for higher education based on favorable demographics and increasing secondary completion rates, driving increases in participation rates and resulting in continued growth in the number of higher education students. Traditional higher education students (defined as 18-24 year olds) have historically been served by public universities, which have limited capacity and are often underfunded, resulting in an inability to meet the growing student demand and employer requirements. This supply and demand imbalance has created a market opportunity for private sector participants. Most students finance their own education. However, there are some government-sponsored student financing programs which are discussed below. These campus-based segments include Brazil, Mexico, Andean, Central America & U.S. Campuses and Rest of World. Specifics related to each of these campus-based segments and our Online & Partnerships segment are discussed below:

In Brazil, approximately 75% of post-secondary students are enrolled in private higher education institutions. While the federal government defines the national curricular guidelines, institutions are licensed to operate by city. Laureate owns 13 institutions in eight states throughout Brazil, with a particularly strong presence in the competitive São Paulo market. Many students finance their own education while others rely on the government-sponsored programs such as Prouni and FIES.

Public universities in Mexico enroll approximately two-thirds of students attending post-secondary education. However, many public institutions are faced with capacity constraints or the quality of the education is considered low. Laureate owns two institutions and is present throughout the country with a footprint of over 40 campuses. Each institution in Mexico has a national license. Students in our Mexican institutions typically finance their own education.

The Andean segment includes institutions in Chile, Peru, Portugal and Spain. In Chile, private universities enroll approximately 80% of post-secondary students. In Peru, the public sector plays a significant role but private universities are increasingly providing the capacity to meet growing demand. In Spain and Portugal, the high demand for post-secondary education places capacity constraints on the public sector, pushing students to turn to the private sector for high-quality education. Chile has government-sponsored student financing programs, while in the other countries students generally finance their own education. The institutions in Portugal and Spain are included in Discontinued Operations.

The Central America & U.S. Campuses segment includes institutions in Costa Rica, Honduras, Panama and the United States. Students in Central America typically finance their own education while students in the United States finance their education in a variety of ways, including Title IV programs. The entire Central America & U.S. Campuses segment is included in Discontinued Operations.

The Rest of World segment includes institutions in the European countries of Cyprus, Germany, Italy and Turkey, as well as locations in the Middle East, Africa and Asia Pacific consisting of campus-based institutions with operations in Australia, China, India, Malaysia, Morocco, New Zealand, South Africa and Thailand. Additionally, Rest of World manages eight licensed institutions in the Kingdom of Saudi Arabia and manages one additional institution in China through a joint venture arrangement. The institutions in the Rest of World segment are included in Discontinued Operations, except for Australia, New Zealand and the managed institutions in the Kingdom of Saudi Arabia and China.

The Online & Partnerships segment includes fully online institutions operating globally that offer professionally-oriented degree programs in the United States through Walden University (Walden), a U.S.-based accredited institution, and through the University of Liverpool and the University of Roehampton in the United Kingdom. These online institutions primarily serve working adults with undergraduate and graduate degree program offerings. Students in the United States finance their education in a variety of ways, including Title IV programs.

Intersegment transactions are accounted for in a similar manner as third-party transactions and are eliminated in consolidation. The “Corporate” amounts presented in the following tables includes corporate charges that were not allocated to our reportable segments and adjustments to eliminate intersegment items.

We evaluate segment performance based on Adjusted EBITDA, which is a non-GAAP performance measure defined as Income (loss) from continuing operations before income taxes and equity in net income of affiliates, adding back the following items: (Loss) gain on sales of subsidiaries, net, Foreign currency exchange gain (loss), net, Other (expense) income, net, Gain (loss) on derivatives, Loss on debt extinguishment, Interest expense, Interest income, Depreciation and amortization expense, Loss on impairment of assets, Share-based compensation expense and expenses related to our Excellence-in-Process (EiP) initiative. EiP is an enterprise-wide initiative to optimize and standardize Laureate’s processes, creating vertical integration of procurement, information technology, finance, accounting and human resources. It includes the establishment of regional shared services organizations (SSOs) around the world, as well as improvements to the Company's system of internal controls over financial reporting. We have also expanded the EiP initiative into other back- and mid-office areas, as well as certain student-facing activities. Certain non-recurring costs incurred in connection with the planned dispositions described in Note 3, Discontinued Operations, are also included in EiP. The increased EiP expenses during the year ended December 31, 2017 as compared to the year ended December 31, 2016 relates primarily to severance costs that are predominantly contractual termination benefits recognized in accordance with ASC 712, ‘‘Compensation—Nonretirement Postemployment Benefits.’’

When we review Adjusted EBITDA on a segment basis, we exclude intercompany revenues and expenses, related to network fees and royalties between our segments, which eliminate in consolidation. We use total assets as the measure of assets for reportable segments.

The following tables provide financial information for our reportable segments, including a reconciliation of Adjusted EBITDA to (Loss) income from continuing operations before income taxes and equity in net income of affiliates, as reported in the Consolidated Statements of Operations, for the years ended December 31, 2017, 2016 and 2015:

	Brazil	Mexico	Andean	Rest of World	Online & Partnerships	Corporate	Total
2017
Revenues	$765,746	$646,154	$1,085,640	$214,720	$690,374	$(16,758)	$3,385,876
Adjusted EBITDA	134,205	147,171	301,249	32,411	204,543	(204,108)	615,471
Depreciation and amortization expense	35,715	27,990	67,764	20,659	35,440	16,765	204,333
Loss on impairment of assets	3,320	—	2,530	—	257	1,014	7,121
Total assets	1,256,364	969,400	1,714,819	225,429	1,294,147	1,931,126	7,391,285
Expenditures for long-lived assets	50,244	38,615	72,098	9,697	23,730	24,001	218,385
2016
Revenues	$690,804	$626,011	$969,717	$330,423	$704,976	$(20,067)	$3,301,864
Adjusted EBITDA	95,442	143,741	225,538	53,352	208,237	(145,893)	580,417
Depreciation and amortization expense	35,695	26,273	68,050	21,668	38,452	9,668	199,806
Loss on impairment of assets	—	—	—	—	—	—	—
Total assets	1,245,264	972,171	1,579,581	227,071	1,297,798	1,740,649	7,062,534
Expenditures for long-lived assets	29,332	28,081	80,396	8,126	29,275	33,621	208,831
2015
Revenues	$672,917	$678,193	$913,388	$452,937	$707,998	$(25,659)	$3,399,774
Adjusted EBITDA	81,322	150,136	201,794	52,080	191,019	(127,586)	548,765
Depreciation and amortization expense	34,261	35,156	64,389	30,953	37,161	8,085	210,005
Loss on impairment of assets	—	—	—	—	—	—	—
Expenditures for long-lived assets	36,730	34,715	132,156	23,089	33,842	21,879	282,411

As discussed in Note 3, Discontinued Operations, a number of our entities have been classified as Discontinued Operations and their assets have been classified as assets held for sale and excluded from the the segment information for all periods presented. As of December 31, 2017 and 2016, total assets held for sale of $1,549,340 and $1,431,498, respectively, are included in the Corporate amounts above.

For the years ended December 31,	2017	2016	2015
Adjusted EBITDA of reportable segments:
Brazil	$134,205	$95,442	$81,322
Mexico	147,171	143,741	150,136
Andean	301,249	225,538	201,794
Rest of World	32,411	53,352	52,080
Online & Partnerships	204,543	208,237	191,019
Total Adjusted EBITDA of reportable segments	819,579	726,310	676,351
Reconciling items:
Corporate	(204,108)	(145,893)	(127,586)
Depreciation and amortization expense	(204,333)	(199,806)	(210,005)
Loss on impairment of assets	(7,121)	—	—
Share-based compensation expense	(61,844)	(35,852)	(35,843)
EiP expenses	(100,180)	(54,082)	(43,845)
Operating income	241,993	290,677	259,072
Interest income	11,865	14,414	9,474
Interest expense	(334,901)	(390,391)	(367,284)
Loss on debt extinguishment	(8,392)	(17,363)	(1,263)
Gain (loss) on derivatives	28,656	(6,084)	(2,607)
Other (expense) income, net	(1,892)	457	(423)
Foreign currency exchange gain (loss), net	2,539	77,299	(128,299)
(Loss) gain on sales of subsidiaries, net	(10,490)	398,081	—
(Loss) income from continuing operations before income taxes and equity in net income of affiliates	$(70,622)	$367,090	$(231,330)

Geographic Information

No individual customer accounted for more than 10% of Laureate’s consolidated revenues. Revenues from customers by geographic area, primarily generated by students enrolled at institutions in those areas, were as follows:

For the years ended December 31,	2017	2016	2015
External Revenues (1)
Brazil	$765,358	$690,377	$672,372
Mexico	644,015	624,939	678,030
United States	635,637	633,471	632,773
Chile	617,213	564,592	536,530
Peru	450,719	389,815	356,684
Other foreign countries	272,934	398,670	523,385
Consolidated total	$3,385,876	$3,301,864	$3,399,774
(1) Excludes intercompany revenues and therefore does not agree to the table above

Long-lived assets are composed of Property and equipment, net. Laureate’s long-lived assets of continuing operations by geographic area were as follows:

December 31,	2017	2016
Long-lived assets
Chile	$387,422	$367,856
Peru	327,908	299,014
Brazil	245,781	252,289
Mexico	237,109	218,531
United States	104,995	116,390
Other foreign countries	77,202	107,385
Consolidated total	$1,380,417	$1,361,465